Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 32,906	$ 31,992
Less accumulated depreciation	$ (22,640)	(22,245)	(21,442)
Total	$ 10,976	10,661	10,550
Land
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		377	376
Buildings and land improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		14,795	14,404
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		16,055	15,844
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 1,679	$ 1,368